ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 8,911	$ 5,578	$ 16,384	$ 11,039
Cost of goods sold	(6,867)	(5,114)	(12,600)	(9,528)
Other, net	(81)	1,295	(298)	1,098
Interest expense	(147)	(170)	(308)	(351)
Income taxes	(188)	40	(345)	63
Net income	699	361	1,124	307
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(32)	(23)	(75)	(49)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(7)	(8)	(14)	(15)
Net income	(31)	(30)	(61)	(59)
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	1	0	3	1
Cost of goods sold	(2)	3	(27)	20
Other, net	(1)	5	6	(10)
Interest expense	1	1	3	2
Income taxes	0	(2)	1	(3)
Net income	(1)	7	(14)	10
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	9	10	18	21
Amortization of prior service cost	$ (33)	$ (32)	$ (65)	$ (65)